Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets Parenthetical
Property and equipment, accumulated depreciation (in dollars)	$ 332,395	$ 308,386	$ 244,711
Patent portfolio, net of accumulated amortization	133,785	0	2,146
Trade accounts receivable, allowance (in dollars)		$ 0	$ 8,174
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, series A shares issued
Preferred stock, series A shares outstanding
Preferred stock, series A liquidation preference, per share	$ 1,000	$ 1,000
Preferred stock, series B shares issued	1	5,250	5,250
Preferred stock, series B shares outstanding	1	1	1
Preferred stock, series B liquidation preference, per share	$ 1,000	$ 1,000
Preferred stock, series C shares issued	1
Preferred stock, series C shares outstanding	1
Preferred stock, series C liquidation preference, per share	$ 0.0001	$ 0.0001
Preferred stock, series D shares issued	1,379,685
Preferred stock, series D shares outstanding	1,379,685
Preferred stock, series D liquidation preference, per share	$ 0.0001	$ 0.0001
Preferred stock, series E shares issued
Preferred stock, series E shares outstanding
Preferred stock, series E liquidation preference, per share	$ 0.0001	$ 0.0001
Preferred stock, series F shares issued
Preferred stock, series F shares outstanding
Preferred stock, series F liquidation preference, per share	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	2,430,305	814,114	155,150
Common stock, shares outstanding	2,429,904	813,713	154,749
Treasury stock, shares	401	401	401